OTHER RECEIVABLES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Beginning balance	$ 29,571	$ 13,830
Addition	13,680	17,131
Exchange rate effect	(575)	(1,390)
Ending balance	$ 42,676	$ 29,571